Background and Nature of Operations - Narrative (Details) - USD ($)		5 Months Ended
	Jun. 16, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from issuance of common stock	$ 150,000,000	$ 1
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0	$ 0